Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Concentration Risk Percent

For the six and three months ended June 30, 2026 and 2025, the Company’s revenues from major customers that accounted for more than 10% of total revenue were as follows:

	Six months ended June 30, 2026		Three months ended June 30, 2026		Six months ended June 30, 2025		Three months ended June 30, 2025
	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount e	% of Total Revenue
Customer D	6,038,954	100%	2,774,030	100%	-	-%	-	-%

	As of June 30, 2026		As of December 31, 2025
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer D	$8,545,150	100%	$2,506,196	76%

●	Customer D: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, as 10% of its equity interest is held by Xingxiu Hua, the Chief Executive Officer of Rubber Leaf Inc., with the remaining 90% equity interest held by unrelated third-party shareholders, and neither Rubber Leaf Inc. nor its management has control over or significant influence on Shanghai Huaxin.

Major vendors

For the six and three months ended June 30, 2026 and 2025, the Company made purchases from major vendors that accounted for more than 10% of total purchases as follows:

	Six months ended June 30, 2026		Three months ended June 30, 2026		Six months ended June 30, 2025		Three months ended June 30, 2025
	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor C	5,815,774	100%	2,836,195	100%	-	-	-	-

	As of June 30, 2026		As of December 31, 2025
	Accounts Payable	% of Total Accounts Payable	Accounts Payable	% of Total Accounts Payable
Vendor C	$4,505,382	100%	$2,498,787	100%

●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

For the years ended December 31, 2025 and 2024, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2025		As of December 31, 2025		Year ended December 31, 2024		As of December 31, 2024
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer B	$2,398,185	49%	$788,834	24%	$-	-%	$-	-%
Customer D	$2,506,196	51%	$2,506,196	76%	$-	-	$-	-

●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells the Company’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLHK and the Company, and certified first-tier suppliers of Auto Manufacturers. Shanghai Xinsen also charges an OEM processing fee to Zhejiang Xiangjin Autoparts Co., Ltd. (“Xiangjin”) for orders that are outsourced to us.
●	Customer D: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, as 10% of its equity interest is held by Xingxiu Hua, the Chief Executive Officer of Rubber Leaf Inc., with the remaining 90% equity interest held by unrelated third-party shareholders, and neither Rubber Leaf Inc. nor its management has control over or significant influence on Shanghai Huaxin.

Major vendors

For the years ended December 31, 2025 and 2024, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2025		As of December 31, 2025		Year ended December 31, 2024		As of December 31, 2024
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor C	$4,109,128	100%	$2,498,787	100%	$-	-	$-	-

●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.